Summary of Significant Accounting Policies - Schedule of earnings per share, basic and diluted (Detail) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
Class A Ordinary Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net income	$ 0	$ 523,080	$ 959,793
Basic weighted average ordinary shares outstanding	0	18,297,994	14,254,238
Basic net income per ordinary share	$ 0	$ 0.03	$ 0.07
Allocation of net income	$ 0	$ 523,080	$ 951,840
Basic and diluted weighted average ordinary shares outstanding	0	18,297,994	14,254,238
Diluted net income per ordinary share	$ 0	$ 0.03	$ 0.07
Class B Ordinary Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net income	$ (28,197)	$ 164,374	$ 376,009
Basic weighted average ordinary shares outstanding	5,000,000	5,750,000	5,584,254
Basic net income per ordinary share	$ (0.01)	$ 0.03	$ 0.07
Allocation of net income	$ 0	$ 164,374	$ 383,962
Basic and diluted weighted average ordinary shares outstanding	0	5,750,000	5,750,000
Diluted net income per ordinary share	$ 0	$ 0.03	$ 0.07